Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
33.
Subsequent events

a.
On January 10, 2023, the Company signed a simple loan with Citibanamex for Ps.1,000,000, for a period of 18 months an interest rate 28 days TIIE plus 30 basis points, the payment will be at maturity, the resources were used to finance capital investments.

b.
On March 27, 2023, the Company issued 54.0 million long-term debt securities for a total of Ps.5,400,000 which are unsecured and payment of principal at maturity, under the modality of communicating vessels: i) GAP 23L for Ps.1,120,000 at a variable rate of TIIE-28 plus 22 basis points, payment of the principal on March 23, 2026 and ii) GAP 23-2L for Ps.4,280,000 that will pay interest every 182 days at a fixed annual rate of 9.65%, payment of the principal on March 18, 2030. The resource of this issuance will be allocated for the Ps.602,000 maturity payment of the GAP 20-2 debt securities and to fulfill our committed investments and commercial in Mexico for 2023.

The accompanying consolidated financial statements were authorized for issuance in the Company´s annual report on Form 20-F, by the Chief Executive Officer and the Chief Financial Officer of Grupo Aeroportuario del Pacífico S.A.B. de C.V. on April 13, 2023, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.